Income Taxes - Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Federal											$ (32)
State									$ 97	$ 30	110
Current income tax expenses									97	30	78
Deferred
Federal									177	(231)	566
State									0	0	0
Deferred income taxes expenses									177	(231)	566
Income tax expense (benefit)	$ 74	$ (23)	$ (212)	$ 435	$ (852)	$ 577	$ 214	$ (140)	$ 274	$ (201)	$ 644